SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after March 31, 2024 through the date of the issuance of the consolidated financial statements on August 4, 2025 and noted that there were no other material subsequent events.